OTHER CURRENT LIABILITIES (Changes in the Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Balance as of beginning of year	$ 10,630	$ 8,885
Services provided under warranty	(11,764)	(11,959)
Changes in provision	9,657	13,704
Balance as of end of year	$ 8,523	$ 10,630